VIA EDGAR


December 23, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


RE:  Travelers Series Fund Inc.
	(Formerly, Smith Barney/Travelers Series Fund Inc.)
	File Nos. 33-75644
		 811-8372


Dear Sirs:

Pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 (the 1933 Act), enclosed for filing on behalf of Travelers Series Fund Inc. (the "Fund") under the Securities Act of 1933 and the Investment Company Act of 1940 is one EDGAR copy of Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A (the "Amendment").

This Amendment is being made to incorporate an investment policy change that has been approved by the Funds Board.

Prior to the effective date of this Amendment, Registrant will file another Post-Effective Amendment pursuant to paragraph (b) of Rule 485 to bring the Funds financial statements up to date.

It is intended that this filing shall become effective on February 28, 1997.

Please send an electronic transmittal as evidence of receipt of this filing.

Very truly yours,

/s/ Michael Kocur

Michael Kocur
Assistant Secretary